Common Shares and Treasury Stock (Tables)	12 Months Ended
May 31, 2024
Class of Stock Disclosures [Abstract]
Movement of the outstanding common shares and treasury stock
The movements of the outstanding common shares and treasury stock are as follows:

	Number of outstanding common shares	Number of common shares as treasury stock
Shares outstanding as of May 31, 2022	1,696,966,183	—
Issuance of common share for NES	5,659,610	—
Shares repurchase (a)	(59,463,140)	59,463,140

Shares outstanding as of May 31, 2023	1,643,162,653	59,463,140

Issuance of common share for NES	12,191,640	(12,191,640)
Shares repurchase (a)	(7,839,430)	7,839,430

Shares outstanding as of May 31, 2024	1,647,514,863	55,110,930

(a)
As amended, on August 6, 2024, the Company’s board of directors authorized the repurchase of up to US$
700
million of the Company’s common shares through May 31, 2025. During the year ended May 31, 2024, the Company repurchased
783,943
ADS on the open market for total consideration of US$
62,943.
The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.